Guarantees, commitments and risks (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Guarantees Commitments And Risks Details 1
Commitments	€ 14,498	€ 20,682
Risks	691	605
Commitments and risks	€ 15,189	€ 21,287